Sale of vessels (Tables)	6 Months Ended
Jun. 30, 2019
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
Schedule of Capital Leased Assets
The net loss on the sale of vessel for the three months ended June 30, 2019 is calculated as follows:

	Seafarer	Total
Sales proceeds	9,100,000	9,100,000
Net book value of vessel	(15,537,708)	(15,537,708)
Sales related costs	(99,503)	(99,503)
Debt termination costs and related finance fees	(55,218)	(55,218)
Net loss on sale of vessel	(6,592,429)	(6,592,429)

The net loss on the sale of vessels for the six months ended June 30, 2019 is calculated as follows:

	Seamaster	Seafarer	Total
Sales proceeds	9,700,000	9,100,000	18,800,000
Net book value of vessels	(15,979,901)	(15,537,708)	(31,517,609)
Sales related costs	(223,178)	(99,503)	(322,681)
Debt termination costs and related finance fees	(66,684)	(55,218)	(121,902)
Net loss on sale of vessels	(6,569,763)	(6,592,429)	(13,162,192)